Other Non-Current Liabilities - Summary of Movements of Accrued Warranty (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Standard Product Warranty Disclosure [Abstract]
Accrued warranty - beginning of the year	¥ 1,198,727	¥ 1,008,993	¥ 641,062
Warranty costs incurred	(357,473)	(208,691)	(228,674)
Provision for warranty	962,623	597,465	596,605
Adjustments to pre-existing warranty liabilities	(8,997)	(199,040)	0
Accrued warranty - end of the year	1,794,880	1,198,727	1,008,993
Less: Current portion of warranty	(682,960)	(389,290)	(219,988)
Non-current portion of warranty	¥ 1,111,920	¥ 809,437	¥ 789,005